Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 2,114	£ 2,095	£ 2,087
Share premium	141,306	141,108	141,050
Share capital and share premium	£ 143,420	£ 143,203	£ 143,137
Ordinary shares of £0.04 each	52,860	52,373	52,180
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	52,860	52,373	52,180